Average Annual Total Returns		12 Months Ended		60 Months Ended		76 Months Ended		77 Months Ended
		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	[1],[2]	14.28%	[1],[2]	13.62%	[2]	13.69%	[1]
Morningstar Minority Empowerment Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	20.31%		11.80%				11.45%
Morningstar US Large-Mid Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.07%	[4]	14.34%	[4]	13.52%	[5]	13.79%	[4]
Morningstar Women's Empowerment Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	15.38%		11.20%		10.76%
Impact Shares NAACP Minority Empowerment ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.84%		14.83%				14.32%
Performance Inception Date								Jul. 18, 2018
Impact Shares NAACP Minority Empowerment ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.99%		13.83%				13.40%
Impact Shares NAACP Minority Empowerment ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.72%		11.51%				11.26%
Impact Shares Women's Empowerment ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.06%		15.54%		14.95%
Performance Inception Date						Aug. 24, 2018
Impact Shares Women's Empowerment ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.76%		13.94%		13.55%
Impact Shares Women's Empowerment ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.31%		11.80%		11.54%

[1]	The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Fund’s broad-based index benchmark was changed to Russell 1000® Index so that the Fund’s performance can be evaluated against a benchmark that represents the overall U.S. equity market.
[2]	The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Fund’s broad-based index benchmark was changed to Russell 1000® Index so that the Fund’s performance can be evaluated against a benchmark that represents the overall U.S. equity market.
[3]	The Morningstar Minority Empowerment Index is designed to provide exposure to US companies that have embedded strong racial and ethnic diversification policies into their corporate culture and that ensure equal opportunities to employees irrespective of their race or nationality.
[4]	The Morningstar US Large-Mid Cap Index measures the performance of large- and mid-cap stocks in the U.S., representing the top 90% of the investable universe by market capitalization.
[5]	The Morningstar US Large-Mid Cap Index measures the performance of large- and mid-cap stocks in the U.S., representing the top 90% of the investable universe by market capitalization.
[6]	The Morningstar® Women's Empowerment Index is designed to deliver exposure to large- and mid-cap U.S. companies that have strong gender diversity and equal opportunity employment policies embedded in their corporate culture, as measured by Equileap’s data and scoring methodology.